United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number: 811-9176

                 AllianceBernstein Select Investor Series, Inc.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105 (Address of principal executive offices) (Zip code)

                              Edmund P. Bergan, Jr.
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: October 31, 2003

                    Date of reporting period: April 30, 2003

ITEM 1.  REPORTS TO STOCKHOLDERS.


AllianceBernstein
Select Investor Series
Small Cap Growth Portfolio

Semi-Annual Report
April 30, 2003


[LOGO] ALLIANCEBERNSTEIN
       Investment Research and Management

Investment Products Offered
==========================
 o Are Not FDIC Insured
 o May Lose Value
 o Are Not Bank Guaranteed
===========================

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

AllianceBernstein Investment Research and Management, Inc., the principal underwriter of the AllianceBernstein mutual funds and an affiliate of Alliance Capital Management L.P., the manager of the funds, is a member of the NASD.

June 5, 2003

Semi-Annual Report
We're excited to announce that Alliance Fund Distributors, Inc. has become AllianceBernstein Investment Research and Management, Inc. All of Alliance Capital's domestic mutual funds have been renamed AllianceBernstein.

This report provides management's discussion of fund performance for AllianceBernstein Select Investor Series Small Cap Growth Portfolio (the "Portfolio") for the semi-annual reporting period ended April 30, 2003.

Investment Objective and Policies
This open-end fund seeks long-term growth of capital. The Portfolio's investment policies, which are aggressive, focus on stocks of companies with relatively small market capitalizations that are demonstrating improving fundamentals and favorable earnings momentum. The management team may seek to enhance returns through short sales, leverage, options, futures and forward contracts. These techniques provide the opportunity to reap greater returns but entail greater risks than more traditional investment strategies. The Portfolio is designed for sophisticated investors who appreciate the potential and the risks inherent in such strategies.

Investment Results
The following table provides performance data for the Portfolio and its benchmark, the Russell 2500 Growth Index, for the six- and 12-month periods ended April 30, 2003.
--------------------------------------------------------------------------------


   INVESTMENT RESULTS*
   Periods Ended April 30, 2003

                                                     ===========================
                                                                Returns
                                                     ===========================
                                                     6 Months          12 Months
--------------------------------------------------------------------------------
   AB SIS Small Cap
   Growth Portfolio
     Class A                                           7.26%             -22.18%
--------------------------------------------------------------------------------
     Class B                                           6.84%             -22.84%
--------------------------------------------------------------------------------
     Class C                                           6.84%             -22.74%
--------------------------------------------------------------------------------
   Russell 2500 Growth Index                           7.76%             -20.47%
--------------------------------------------------------------------------------

  *The Portfolio's investment results are for the periods shown and are based on the net asset value (NAV) of each class of shares as of April 30, 2003. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. All fees and expenses related to the operation of the Portfolio have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for the Portfolio include the reinvestment of any distributions paid during each period. During the reporting period, the Advisor waived a portion of its advisory fee or reimbursed the Portfolio for a portion of its expenses to the extent necessary to limit the Portfolio's expenses to 3.25% for Class A, 3.95% for Class B and 3.95% for Class C. This waiver extends through the Portfolio's current fiscal year and may be extended by the Advisor for additional one-year terms. Without the waiver, the Portfolio's expenses would have been higher and its performance would have been lower than that shown above. Past performance is no guarantee of future results.


--------------------------------------------------------------------------------
         ALLIANCEBERNSTEIN SELECT INVESTOR SERIES SMALL CAP GROWTH PORTFOLIO o 1

   The Russell 2500 Growth Index measures the performance of those Russell 2500 companies with higher forecasted growth values. The unmanaged Russell 2500 Growth Index is comprised of 2500 of the largest capitalized companies that are traded in the United States. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including AllianceBernstein Select Investor Series Small Cap Growth Portfolio.

    Additional investment results appear on pages 3-4.


The Portfolio's Class A shares gained 7.26% for the six-month period ending April 30, 2003, underperforming the benchmark, the Russell 2500 Growth Index, which gained 7.76% over the same time frame. Underperformance stemmed largely from the Portfolio's less than fully invested position during the first half of the reporting period. Stock selection and sector allocations were both modestly favorable. Stock selection was strongest in the consumer and health care sectors of the Portfolio, but most disappointing in the technology and financial services sectors. The positive contribution from sector allocations stemmed largely from an underweight in consumer staples which more than offset the Portfolio's overweight in health care stocks. Several opportunistic short positions also contributed favorably to both relative and absolute returns.

For the 12-month period ending April 30, 2003, the Portfolio's Class A shares declined 22.18% versus a 20.47% decline in the Russell 2500 Growth Index. The Portfolio's underperformance was largely attributable to its less than fully invested position during the sharp market rally in the fourth quarter of 2002.

Market Review and Investment Strategy
The gain in small-cap stocks over the six-month period reflects modest outperformance versus the Russell 1000 Growth Index and the Russell 2500 Value Index. Within the Russell 2500 Growth Index, smaller-than average companies and those with lower-than average price-to-book ratios outperformed larger, more richly valued companies. Technology and other cyclically oriented sectors, such as consumer/commercial services and industrials, posted the strongest performance during the period, while other more defensively positioned sectors such as health care and consumer staples were the poorest performers.

During the six-month period, the Portfolio's management team increased the Portfolio's exposure to companies in the consumer/commercial services and industrial sectors while decreasing its exposure to technology. At the close of the reporting period, the Portfolio was overweight in health care and industrial stocks and underweight in the consumer/commercial services and financial services sectors. Short exposure throughout the period was limited to less than 5% and totaled 2.24% as of April 30, 2003.


--------------------------------------------------------------------------------
2 o ALLIANCEBERNSTEIN SELECT INVESTOR SERIES SMALL CAP GROWTH PORTFOLIO

PORTFOLIO SUMMARY
April 30, 2003 (unaudited)

ALLIANCEBERNSTEIN SELECT INVESTOR SERIES SMALL CAP GROWTH
PORTFOLIO


INCEPTION DATES
Class A Shares
1/25/01
Class B Shares
1/25/01
Class C Shares
1/25/01


PORTFOLIO STATISTICS
Net Assets ($mil): $2.9


SECTOR BREAKDOWN
24.9% Consumer Services
22.8% Health Care
20.4% Technology
11.9% Finance
 7.3% Capital Goods                      [PIE GRAPH OMITTED]
 4.2% Energy
 3.5% Transportation
 3.1% Basic Industry
 1.9% Aerospace & Defense


COUNTRY BREAKDOWN
96.7% United States
 2.6% Canada                           [PIE GRAPH OMITTED]
 0.7% Bermuda


All data as of April 30, 2003. The Portfolio's industry and country breakdowns are expressed as a percentage of total investments and may vary over time.


--------------------------------------------------------------------------------
         ALLIANCEBERNSTEIN SELECT INVESTOR SERIES SMALL CAP GROWTH PORTFOLIO o 3

INVESTMENT RESULTS

AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2003

Class A Shares
--------------------------------------------------------------------------------
                           Without Sales Charge        With Sales Charge
                    1 Year        -22.18%                   -25.47%
           Since Inception*       -18.20%                   -19.75%

Class B Shares
--------------------------------------------------------------------------------
                           Without Sales Charge        With Sales Charge
                    1 Year        -22.84%                   -25.93%
           Since Inception*       -18.77%                   -19.50%

Class C Shares
--------------------------------------------------------------------------------
                           Without Sales Charge        With Sales Charge
                    1 Year        -22.74%                   -23.52%
           Since Inception*       -18.77%                   -18.77%

SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT QUARTER-END (MARCH 31 2003)

                                 Class A           Class B          Class C
                                 Shares            Shares           Shares
--------------------------------------------------------------------------------
                    1 Year       -34.54%          -34.78%           -32.78%
           Since Inception*      -23.65%          -23.34%           -22.68%

The Portfolio's investment results represent average annual returns. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without and with the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the1 year, 1% contingent deferred sales charge for accounts over $1,000,000.

The Portfolio can invest in foreign securities, which may magnify fluctuations due to changes in foreign exchange rates and the possibility of substantial volatility due to political and economic uncertainties in foreign countries. The Portfolio may at times be concentrated in a particular sector or industry group and, therefore, may be subject to greater risk. The Portfolio can invest in small- to mid-capitalization companies. These investments may be more volatile than investments in large-capitalization companies.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


* Inception date for all share classes: 1/25/01.


--------------------------------------------------------------------------------
4 o ALLIANCEBERNSTEIN SELECT INVESTOR SERIES SMALL CAP GROWTH PORTFOLIO

TEN LARGEST HOLDINGS
April 30, 2003 (unaudited)

                                                                Percent of
Company                                  U.S. $ Value           Net Assets
--------------------------------------------------------------------------------
MSC Industrial Direct Co., Inc. Cl. A       $  59,200                 2.0%
--------------------------------------------------------------------------------
Getty Images, Inc.                             54,160                 1.9
--------------------------------------------------------------------------------
Idex Corp.                                     54,145                 1.9
--------------------------------------------------------------------------------
L-3 Communications Holdings, Inc.              53,280                 1.8
--------------------------------------------------------------------------------
Stericycle, Inc.                               51,077                 1.8
--------------------------------------------------------------------------------
Southwest Bancorp of Texas, Inc.               50,970                 1.8
--------------------------------------------------------------------------------
Radio One, Inc. Cl. D                          50,490                 1.7
--------------------------------------------------------------------------------
PrivateBancorp, Inc.                           50,442                 1.7
--------------------------------------------------------------------------------
DRS Technologies, Inc.                         50,418                 1.7
--------------------------------------------------------------------------------
Integra LifeSciences Holdings                  48,042                 1.6
--------------------------------------------------------------------------------
                                            $ 522,224                17.9%


--------------------------------------------------------------------------------
         ALLIANCEBERNSTEIN SELECT INVESTOR SERIES SMALL CAP GROWTH PORTFOLIO o 5

PORTFOLIO OF INVESTMENTS
April 30, 2003 (unaudited)

Company                                           Shares      U.S. $ Value
--------------------------------------------------------------------------------

COMMON STOCKS-98.1%

Consumer Services-24.4%
Advertising-1.9%
Getty Images, Inc.(a).......................       1,600   $        54,160
                                                           ---------------
Apparel-1.2%
Chicos FAS, Inc.(a).........................       1,400            34,076
                                                           ---------------
Broadcasting & Cable-4.2%
Entercom Communications Corp.(a)............         800            38,872
Radio One, Inc. Cl. D (a)...................       3,300            50,490
ValueVision Media, Inc. Cl. A(a)............       2,600            32,994
                                                           ---------------
                                                                   122,356
                                                           ---------------
Entertainment & Leisure-2.7%
Regal Entertainment Group Cl. A.............       2,100            41,160
Take-Two Interactive Software, Inc.(a)......       1,700            38,250
                                                           ---------------
                                                                    79,410
                                                           ---------------
Gaming-1.3%
Station Casinos, Inc.(a)....................       1,800            38,898
                                                           ---------------
Retail - General Merchandise-4.9%
Abercrombie & Fitch Co. Cl. A(a)............         700            23,016
CDW Computer Centers, Inc.(a)...............         500            21,320
Factory 2-U Stores, Inc.(a).................       6,300            31,437
Rent-A-Center, Inc.(a)......................         600            38,520
Ultimate Electronics, Inc.(a)...............       1,800            15,210
Williams-Sonoma, Inc.(a)....................         600            15,528
                                                           ---------------
                                                                   145,031
                                                           ---------------
Miscellaneous-8.2%
Corporate Executive Board Co.(a)............         800            32,792
Iron Mountain, Inc.(a)(b)...................       1,200            47,820
MSC Industrial Direct Co.,
  Inc. Cl. A(a)(b)..........................       3,200            59,200
PC Connection, Inc.(a)......................       4,300            30,272
ScanSource, Inc.(a).........................       1,500            29,865
Strayer Education, Inc.(b)..................         600            39,024
                                                           ---------------
                                                                   238,973
                                                           ---------------
                                                                   712,904
                                                           ---------------
Healthcare-22.4%
Biotechnology-5.0%
Abgenix, Inc.(a)............................       2,200            20,900
Celgene Corp.(a)............................         700            18,627
Protein Design Labs, Inc.(a)................       1,500            14,895
Tanox, Inc.(a)..............................         500             7,900
The Medicines Co.(a)........................       1,500            30,825
Trimeris, Inc.(a)...........................       1,000            44,390
United Therapeutics Corp.(a)(b).............         400             7,180
                                                           ---------------
                                                                   144,717
                                                           ---------------


--------------------------------------------------------------------------------
6 o ALLIANCEBERNSTEIN SELECT INVESTOR SERIES SMALL CAP GROWTH PORTFOLIO

Company                                           Shares      U.S. $ Value
--------------------------------------------------------------------------------
Drugs-3.8%
Axcan Pharma, Inc. (Canada)(a)(b)...........       3,300   $        38,412
Connetics Corp.(a)..........................       1,100            18,579
Martek Biosciences Corp.(a).................       1,300            44,239
Neurocrine Biosciences, Inc.(a).............         200             9,050
                                                           ---------------
                                                                   110,280
                                                           ---------------
Medical Products-8.3%
Conceptus, Inc.(a)..........................       2,900            30,247
CTI Molecular Imaging, Inc.(a)..............       1,600            29,376
Cyberonics, Inc.(a).........................         700            15,981
Henry Schein, Inc.(a).......................         800            34,520
Integra LifeSciences Holdings(a)............       1,800            48,042
OraSure Technologies, Inc.(a)...............       4,400            28,160
PSS World Medical, Inc.(a)..................       5,600            33,656
Wright Medical Group, Inc.(a)...............       1,200            22,776
                                                           ---------------
                                                                   242,758
                                                           ---------------
Medical Services-5.3%
LifePoint Hospitals, Inc.(a)................       1,600            31,232
Mid Atlantic Medical Services, Inc.(a)......       1,100            47,905
Pharmaceutical Product Development,
  Inc.(a)...................................       1,000            26,170
Stericycle, Inc.(a).........................       1,300            51,077
                                                           ---------------
                                                                   156,384
                                                           ---------------
                                                                   654,139
                                                           ---------------
Technology-20.0%
Communication Equipment-1.1%
National Instruments Corp.(a)...............       1,000            32,080
                                                           ---------------
Computer Hardware-1.4%
Avocent Corp.(a)............................       1,400            41,468
                                                           ---------------
Computer Peripherals-1.2%
Imation Corp.(a)............................       1,000            34,300
                                                           ---------------
Computer Services-0.7%
Cognizant Technology Solutions
  Corp. Cl. A(a)............................       1,200            21,552
                                                           ---------------
Semiconductor Capital Equipment-1.4%
Cymer, Inc.(a)..............................         700            19,985
Varian Semiconductor Equipment Associates,
  Inc.(a)(b)................................         900            20,745
                                                           ---------------
                                                                    40,730
                                                           ---------------
Semiconductor Components-3.7%
ATMI, Inc.(a)...............................       1,800            37,978
Conexant Systems, Inc.(a)...................      17,000            30,940
Integrated Circuit Systems, Inc.(a).........       1,800            39,096
                                                           ---------------
                                                                   108,014
                                                           ---------------


--------------------------------------------------------------------------------
         ALLIANCEBERNSTEIN SELECT INVESTOR SERIES SMALL CAP GROWTH PORTFOLIO o 7

Company                                           Shares      U.S. $ Value
--------------------------------------------------------------------------------
Software-6.4%
Cognos, Inc. (Canada)(a)....................       1,300   $        35,282
Documentum, Inc.(a).........................       2,300            42,297
Hyperion Solutions Corp.(a).................       1,100            31,108
Informatica Corp.(a)(b).....................       3,200            20,896
NetScreen Technologies, Inc.(a).............       1,700            34,476
Quest Software, Inc.(a).....................       2,200            23,540
                                                           ---------------
                                                                   187,599
                                                           ---------------
Miscellaneous-4.1%
Amphenol Corp. Cl. A(a).....................         900            39,861
Exar Corp.(a)...............................       2,900            42,775
Tektronix, Inc.(a)(b).......................       1,900            35,663
                                                           ---------------
                                                                   118,299
                                                           ---------------
                                                                   584,042
                                                           ---------------
Finance-11.6%
Banking - Money Center-1.7%
PrivateBancorp, Inc. .......................       2,100            50,442
                                                           ---------------
Banking - Regional-2.5%
American Capital Strategies, Ltd. ..........       1,500            36,390
Bank of the Ozarks, Inc. ...................       1,100            37,400
                                                           ---------------
                                                                    73,790
                                                           ---------------
Brokerage & Money Management-4.6%
A.G. Edwards, Inc. .........................       1,600            47,728
Affiliated Managers Group, Inc.(a)..........         800            37,048
Southwest Bancorp of Texas, Inc.(a).........       1,500            50,970
                                                           ---------------
                                                                   135,746
                                                           ---------------
Insurance-0.7%
Endurance Specialty Holdings, Ltd.
  (Bermuda)(a)..............................         700            19,250
                                                           ---------------
Miscellaneous-2.1%
IBERIABANK Corp. ...........................         800            34,840
Investors Financial Services Corp.(b).......       1,200            26,172
                                                           ---------------
                                                                    61,012
                                                           ---------------
                                                                   340,240
                                                           ---------------
Capital Goods-7.2%
Electrical Equipment-2.9%
DRS Technologies, Inc.(a)...................       1,800            50,418
United Defense Industries, Inc.(a)..........       1,400            34,188
                                                           ---------------
                                                                    84,606
                                                           ---------------
Machinery-1.7%
AGCO Corp.(a)...............................       1,000            18,210
Navistar International Corp.(a).............       1,200            33,480
                                                           ---------------
                                                                    51,690
                                                           ---------------
Pollution Control-0.7%
Waste Connections, Inc.(a)..................         600            20,184
                                                           ---------------


--------------------------------------------------------------------------------
8 o ALLIANCEBERNSTEIN SELECT INVESTOR SERIES SMALL CAP GROWTH PORTFOLIO

Company                                           Shares      U.S. $ Value
--------------------------------------------------------------------------------
Miscellaneous-1.9%
Idex Corp. .................................       1,700   $        54,145
                                                           ---------------
                                                                   210,625
                                                           ---------------
Energy-4.1%
Oil Service-4.1%
Cooper Cameron Corp.(a).....................         800            38,288
Premcor, Inc.(a)............................       1,500            33,435
Westport Resources Corp.(a).................       2,300            47,932
                                                           ---------------
                                                                   119,655
                                                           ---------------
Transportation-3.5%
Air Freight-2.6%
C.H. Robinson Worldwide, Inc. ..............         900            33,111
Expeditors International
  of Washington, Inc. ......................       1,200            43,631
                                                           ---------------
                                                                    76,742
                                                           ---------------
Miscellaneous-0.9%
JetBlue Airways Corp.(a)....................         800            25,144
                                                           ---------------
                                                                   101,886
                                                           ---------------
Basic Industry-3.1%
Chemicals-1.2%
Georgia Gulf Corp. .........................       1,500            33,900
                                                           ---------------
Paper & Forest Products-1.1%
Pactiv Corp.(a).............................       1,600            32,832
                                                           ---------------
Miscellaneous-0.8%
Philadelphia Suburban Corp. ................       1,000            22,650
                                                           ---------------
                                                                    89,382
                                                           ---------------
Aerospace & Defense-1.8%
Defense Electronics-1.8%
L-3 Communications Holdings, Inc.(a)........       1,200            53,280
                                                           ---------------
Total Investments-98.1%
   (cost $2,536,803)........................                     2,866,153
Other assets less liabilities-1.9%..........                        55,191
                                                           ---------------
Net Assets-100%.............................               $     2,921,344
                                                           ---------------


--------------------------------------------------------------------------------
         ALLIANCEBERNSTEIN SELECT INVESTOR SERIES SMALL CAP GROWTH PORTFOLIO o 9

SECURITIES SOLD SHORT (See Note D)
                                                  Shares      U.S. $ Value
--------------------------------------------------------------------------------
Aksys, Ltd.(a)..............................       1,700   $       (13,243)
Cabot Microelectronics Corp.(a).............         300           (12,966)
Medical Staffing Network Holdings,
  Inc.(a)...................................       1,800           (13,482)
Roslyn Bancorp, Inc. .......................         800           (15,264)
Rudolph Technologies, Inc.(a)...............         800           (12,088)
                                                           ---------------
Total Securities Sold Short
  (proceeds $73,268)..........................             $       (67,043)
                                                           ---------------


(a) Non-income producing security.
(b) Securities, or a portion thereof, with an aggregate market value of $172,075 have been segregated to collateralize short sales.
    See notes to financial statements.


--------------------------------------------------------------------------------
10 o ALLIANCEBERNSTEIN SELECT INVESTOR SERIES SMALL CAP GROWTH PORTFOLIO

STATEMENT OF ASSETS & LIABILITIES
April 30, 2003 (unaudited)

Assets
Investments in securities, at value
  (cost $2,536,803)..................................          $ 2,866,153
Cash ................................................              117,651
Receivable for investment securities sold............              246,646
Receivable from Adviser..............................               16,596
Dividends receivable.................................                  377
                                                               -----------
Total assets.........................................            3,247,423
                                                               -----------
Liabilities
Securities sold short, at value (proceeds $73,268)...               67,043
Payable for investment securities purchased..........              193,440
Distribution fee payable.............................                1,810
Dividend payable.....................................                  240
Accrued expenses and other liabilities...............               63,546
                                                               -----------
Total liabilities....................................              326,079
                                                               -----------
Net Assets...........................................          $ 2,921,344
                                                               -----------
Composition of Net Assets
Capital stock, at par................................          $       465
Additional paid-in capital...........................            4,631,384
Accumulated net investment loss......................              (50,727)
Accumulated net realized loss on investments.........           (1,995,353)
Net unrealized appreciation of investment
  transactions ......................................              335,575
                                                               -----------
                                                               $ 2,921,344
                                                               -----------
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price per share
  ($871,864/137,378 shares of capital stock
  issued and outstanding)............................                $6.35
Sales charge--4.25% of public offering price.........                  .28
                                                                     -----
Maximum offering price...............................                $6.63
                                                                     -----
Class B Shares
Net asset value and offering price per share
  ($1,441,291/230,609 shares of capital stock
  issued and outstanding)............................                $6.25
                                                                     -----
Class C Shares
Net asset value and offering price per share
  ($608,189/97,362 shares of capital stock
  issued and outstanding)............................                $6.25
                                                                     -----


See notes to financial statements.


--------------------------------------------------------------------------------
        ALLIANCEBERNSTEIN SELECT INVESTOR SERIES SMALL CAP GROWTH PORTFOLIO o 11

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2003 (unaudited)

Investment Income
Dividends...............................                   $         5,871
Expenses
Advisory fee............................ $        18,692
Distribution fee--Class A...............           1,375
Distribution fee--Class B...............           7,446
Distribution fee--Class C...............           3,094
Custodian...............................          78,105
Administrative..........................          58,000
Audit and legal.........................          28,502
Printing................................          24,633
Registration............................          24,100
Transfer agency.........................          12,621
Directors' fees.........................           9,783
Dividends on securities sold short......              66
Miscellaneous...........................             783
                                         ---------------
Total expense...........................         267,200
Less: expenses waived and reimbursed
  by the Adviser (see Note B)...........        (210,589)
Less: expense offset arrangement
  (see Note B)..........................             (13)
                                         ---------------
Net expenses............................                            56,598
                                                           ---------------
Net investment loss.....................                           (50,727)
                                                           ---------------
Realized and Unrealized Gain (Loss)
on Investment Transactions
Net realized gain (loss) on:
  Investment transactions...............                          (206,029)
  Short sales...........................                             7,323
Net change in unrealized
  appreciation/depreciation of:
  Investments...........................                           433,988
  Short sales...........................                            (4,229)
                                                           ---------------
Net gain on investment transactions.....                           231,053
                                                           ---------------
Net Increase in Net Assets from
  Operations............................                   $       180,326
                                                           ---------------


See notes to financial statements.


--------------------------------------------------------------------------------
12 o ALLIANCEBERNSTEIN SELECT INVESTOR SERIES SMALL CAP GROWTH PORTFOLIO

STATEMENT OF CHANGES
IN NET ASSETS


                                         Six Months Ended    Year Ended
                                          April 30, 2003     October 31,
                                            (unaudited)          2002
                                         ---------------   ---------------
Increase (Decrease) in Net Assets
from Operations
Net investment loss..................... $       (50,727)  $      (138,885)
Net realized loss on investment
  transactions..........................        (198,706)         (932,093)
Net change in unrealized
  appreciation/depreciation
  of investment transactions............         429,759           159,190
                                         ---------------   ---------------
Net increase (decrease) in net assets
  from operations.......................         180,326          (911,788)
Capital Stock Transactions
Net increase (decrease).................        (480,265)          211,940
                                         ---------------   ---------------
Total decrease..........................        (299,939)         (699,848)
Net Assets
Beginning of period.....................       3,221,283         3,921,131
                                         ---------------   ---------------
End of period........................... $     2,921,344   $     3,221,283
                                         ---------------   ---------------


See notes to financial statements.


--------------------------------------------------------------------------------
        ALLIANCEBERNSTEIN SELECT INVESTOR SERIES SMALL CAP GROWTH PORTFOLIO o 13

NOTES TO FINANCIAL STATEMENTS
April 30, 2003 (unaudited)

NOTE A
Significant Accounting Policies
AllianceBernstein Select Investors Series,Inc. (the "Company"), formerly Alliance Select Investors Series, Inc., is registered under the Investment Company Act of 1940 as an open-end management investment company. The Company, which is a Maryland corporation, operates as a series company currently comprised of four portfolios, the Premier Portfolio, the Technology Portfolio, the BioTechnology Portfolio and the Small Cap Growth Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the Small Cap Growth Portfolio. The Small Cap Growth Portfolio (the "Fund") commenced operations on January 25, 2001. The Fund offers Class A, Class B, and Class C shares. Class A shares are sold with an initial sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. All three classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation
In accordance with Pricing Policies adopted by the Board of Directors of the Fund (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Directors has delegated to the Adviser, subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign


--------------------------------------------------------------------------------
14 o ALLIANCEBERNSTEIN SELECT INVESTOR SERIES SMALL CAP GROWTH PORTFOLIO securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value in accordance with the Pricing Policies. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market, (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security.

Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.

2. Currency Translation
Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments and foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends,


--------------------------------------------------------------------------------
        ALLIANCEBERNSTEIN SELECT INVESTOR SERIES SMALL CAP GROWTH PORTFOLIO o 15 interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes
It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Investment Income and Investment Transactions
Dividend income (or expense on securities sold short) is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts on short-term securities as adjustments to interest income.

5. Income and Expenses
All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares.

6. Dividends and Distributions
Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B
Advisory Fee and Other Transactions with Affiliates
Under the terms of an Investment Advisory Agreement, the Fund pays Alliance Capital Management L.P. (the "Adviser") a monthly fee at an annualized rate of 1.25% of the Fund's average daily net assets (the "Basic Fee") and an adjustment to the Basic Fee based upon the investment performance of the Class A shares of the Fund in relation to the investment record of the Russell 2500 Growth Index (the "Index"). The Basic Fee may be increased to as much as 1.75% annualized, or decreased to as little as .75%, annualized based on the investment performance


--------------------------------------------------------------------------------
16 o ALLIANCEBERNSTEIN SELECT INVESTOR SERIES SMALL CAP GROWTH PORTFOLIO of Class A shares of the Fund in relation to the investment record of the Index. The performance period for each such month will be from February 1, 2001 through the current calendar month, until the Advisory Agreement has been in effect for 36 full calendar months, when it will become a rolling 36-month period ending with the current calendar month. For the period from February 1, 2001 through January 31, 2002, the Adviser received a minimum fee, payable monthly, equal to ..75%, annualized, of the average daily net assets of the Fund for each day included in such annual period. The fee will equal 1.25%, annualized, if the performance of Class A shares equals the performance of the Index. For any period prior to February 1, 2001, the Adviser received a fee equal to .75%, annualized, of the average daily net assets of the Fund, without any performance adjustment. During the six months ended April 30, 2003 the effective advisory fee was at the annualized rate of 1.24% of the Fund's average daily net assets.

The Fund and the Adviser have entered into an Expense Limitation Agreement (the "Agreement"), under which the Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses from exceeding the annual rate of 3.25% of average daily net assets for Class A shares and 3.95% for Class B shares and Class C shares, respectively. Under the Agreement, any waivers or reimbursements made by the Adviser during this period are subject to repayment by the Fund in subsequent periods, but no later than January 31, 2004, provided that repayment does not result in the Fund's aggregate expenses in those subsequent periods exceeding the foregoing expense limitations. Further, the aggregate repayment to the Adviser will not exceed the sum of the Fund's organization costs and initial offering expenses. For the six months ended April 30, 2003 expenses in the amount of $152,589 were waived and reimbursed by the Adviser that are subject to repayment.

Pursuant to the advisory agreement, the Adviser provides certain legal and accounting services for the Fund. For the six months ended April 30, 2003, the Adviser agreed to waive its fees for such services. Such waiver amounted to $58,000.

The Fund compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $8,638 for the six months ended April 30, 2003.

For the six months ended April 30, 2003, the Fund's expenses were reduced by $13 under an expense offset arrangement with AGIS.

AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it has received front-end sales charges of $11 from the sales of


--------------------------------------------------------------------------------
        ALLIANCEBERNSTEIN SELECT INVESTOR SERIES SMALL CAP GROWTH PORTFOLIO o 17

Class A shares and $4,050 in contingent deferred sales charges imposed upon redemptions by shareholders of Class B shares for the six months ended April 30, 2003.

Brokerage commissions paid on investment transactions for the six months ended April 30, 2003 amounted to $15,614, none of which was paid to Sanford C. Bernstein & Co. LLC, an affiliate of the Adviser.

NOTE C
Distribution Services Agreement
The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30 of 1% of the Fund's average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $674,439 and $445,523 for Class B and Class C shares, respectively. Such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

Note D
Investment Transactions
Purchases and sales of investment securities (excluding short-term investments) for the six months ended April 30, 2003, were as follows:

                                              Purchases          Sales
                                            ------------     ------------
Investment securities....................   $  2,835,818      $ 3,195,276
U.S. government securities...............             -0-              -0-

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (including short sale transactions and excluding foreign currency transactions) are as follows:

Gross unrealized appreciation........................      $      443,751
Gross unrealized depreciation........................            (108,176)
                                                           --------------
Net unrealized appreciation..........................      $      335,575
                                                           --------------


--------------------------------------------------------------------------------
18 o ALLIANCEBERNSTEIN SELECT INVESTOR SERIES SMALL CAP GROWTH PORTFOLIO

Securities Sold Short
The Fund may sell securities short. A short sale is a transaction in which the Fund sells securities it does not own, but has borrowed, in anticipation of a decline in the market price of the securities. The Fund is obligated to replace the borrowed securities at their market price at the time of the replacement. The Fund's obligation to replace the securities borrowed in connection with a short sale will be fully secured by collateral deposited with the broker. In addition, the Fund will consider the short sale to be a borrowing by the Fund that is subject to the asset coverage requirements of the 1940 Act. Short sales by the Fund involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security because losses from short sales may be unlimited, whereas losses from purchases can not exceed the total amount invested.

NOTE E
Distributable Earnings
As of October 31, 2002, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses.................      $  (1,667,967)(a)
Unrealized appreciation/(depreciation)...............           (222,864)(b)
                                                           -------------
Total accumulated earnings/(deficit).................      $  (1,890,831)
                                                           -------------

(a) On October 31, 2002, the Fund had a net capital loss carryforward of $1,667,967 of which $840,880 expires in the year 2009 and $827,087 expires in the year 2010. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed.

(b) The difference between book-basis unrealized appreciation/(depreciation) is attributable primarily to the tax defferal of losses on wash sales.

NOTE F
Capital Stock
There are 9,000,000,000 shares of $0.001 par value capital stock authorized, divided into three classes, designated Class A, Class B and Class C. Each class consists of 3,000,000,000 authorized shares. Transactions in capital stock were as follows:


              ================================ =================================
                            Shares                          Amount
              ================================ =================================
              Six Months Ended     Year Ended   Six Months Ended    Year Ended
                April 30, 2003    October 31,     April 30, 2003    October 31,
                   (unaudited)           2002        (unaudited)          2002
              ------------------------------------------------------------------
Class A
Shares sold              3,396         77,915         $   20,319   $   588,418
--------------------------------------------------------------------------------
Shares redeemed        (35,697)       (91,476)          (208,391)     (675,472)
--------------------------------------------------------------------------------
Net decrease           (32,301)       (13,561)        $ (188,072)  $   (87,054)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
        ALLIANCEBERNSTEIN SELECT INVESTOR SERIES SMALL CAP GROWTH PORTFOLIO o 19

              ================================ =================================
                            Shares                          Amount
              ================================ =================================
              Six Months Ended     Year Ended   Six Months Ended    Year Ended
                April 30, 2003    October 31,     April 30, 2003   October 31,
                   (unaudited)           2002        (unaudited)          2002
              ------------------------------------------------------------------
Class B
Shares sold             15,173        178,686         $   89,466   $ 1,265,276
--------------------------------------------------------------------------------
Shares redeemed        (54,188)      (123,545)          (313,974)     (868,446)
--------------------------------------------------------------------------------
Net increase
  (decrease)           (39,015)        55,141         $ (224,508)  $   396,830
--------------------------------------------------------------------------------
Class C
Shares sold             10,415         24,090         $   62,013   $   196,819
--------------------------------------------------------------------------------
Shares redeemed        (22,291)       (39,003)          (129,698)     (294,655)
--------------------------------------------------------------------------------
Net decrease           (11,876)       (14,913)        $  (67,685)  $   (97,836)
--------------------------------------------------------------------------------


NOTE G
Concentration of Risk
Investing in securities of foreign companies involves special risks which include changes in foreign exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those of comparable United States companies.

NOTE H
Joint Credit Facility
A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $750 million revolving credit facility (the "Facility") intended to provide for short-term financing if necessary, subject to certain restrictions, in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended April 30, 2003.


--------------------------------------------------------------------------------
20 o ALLIANCEBERNSTEIN SELECT INVESTOR SERIES SMALL CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                ===========================================
                                                                 Class A
                                                ===========================================
                                                    Six Months                  January 25,
                                                         Ended   Year Ended      2001(a) to
                                                April 30, 2003   October 31,    October 31,
                                                   (unaudited)          2002           2001
                                                -------------------------------------------
Net asset value, beginning of period.......             $ 5.92          $7.54        $10.00
                                                -------------------------------------------
Income From Investment Operations
Net investment loss(b)(c)..................               (.09)          (.23)         (.21)
Net realized and unrealized gain (loss)
  on investment transactions...............                .52          (1.39)        (2.25)
                                                -------------------------------------------
Net increase (decrease) in net asset
  value from operations....................                .43          (1.62)        (2.46)
                                                -------------------------------------------
Net asset value, end of period.............             $ 6.35          $5.92        $ 7.54
                                                -------------------------------------------
Total Return

Total investment return based on net
  asset value(d) ..........................               7.26%        (21.48)%      (24.60)%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)..........................               $872         $1,004        $1,381
Ratio to average net assets of:
  Expenses, net of
    waivers/reimbursements.................               3.25%(e)       3.26%         3.75%(e)
  Expenses, net of waivers/reimbursements,
    excluding interest expense.............               3.25%(e)       3.25%         3.25%(e)
  Expenses, before
    waivers/reimbursements.................              17.12%(e)      13.40%        15.99%(e)
  Net investment loss, net of
    waivers/reimbursements.................              (2.87)%(e)     (3.09)%       (3.06)%(e)
Portfolio turnover rate....................                 96%           168%          160%



See footnote summary on page 23.


--------------------------------------------------------------------------------
        ALLIANCEBERNSTEIN SELECT INVESTOR SERIES SMALL CAP GROWTH PORTFOLIO o 21

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                ===========================================
                                                                 Class B
                                                ===========================================
                                                    Six Months                  January 25,
                                                         Ended   Year Ended      2001(a) to
                                                April 30, 2003   October 31,    October 31,
                                                   (unaudited)          2002           2001
                                                -------------------------------------------
Net asset value, beginning of period.......             $ 5.85          $7.50        $10.00
                                                -------------------------------------------
Income From Investment Operations
Net investment loss(b)(c)..................               (.11)          (.28)         (.25)
Net realized and unrealized gain (loss) on
  investment transactions..................                .51          (1.37)        (2.25)
                                                -------------------------------------------
Net increase (decrease) in net asset
  value from operations....................                .40          (1.65)        (2.50)
                                                -------------------------------------------
Net asset value, end of period.............             $ 6.25          $5.85        $ 7.50
                                                -------------------------------------------
Total Return
Total investment return based on net
  asset value(d)                                          6.84%        (22.00)%      (25.00)%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)..........................             $1,441         $1,578        $1,609
Ratio to average net assets of:
  Expenses, net of
    waivers/reimbursements.................               3.95%(e)       3.96%         4.51%(e)
  Expenses, net of
    waivers/reimbursements,
    excluding interest expense.............               3.95%(e)       3.95%         3.95%(e)
  Expenses, before
    waivers/reimbursements.................              17.90%(e)      13.87%        16.22%(e)
  Net investment loss, net of
    waivers/reimbursements.................              (3.56)%(e)     (3.79)%       (3.83)%(e)
Portfolio turnover rate....................                 96%           168%          160%


See footnote summary on page 23.


--------------------------------------------------------------------------------
22 o ALLIANCEBERNSTEIN SELECT INVESTOR SERIES SMALL CAP GROWTH PORTFOLIO

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                ===========================================
                                                                 Class C
                                                ===========================================
                                                    Six Months                  January 25,
                                                         Ended   Year Ended      2001(a) to
                                                April 30, 2003   October 31,    October 31,
                                                   (unaudited)          2002           2001
                                                -------------------------------------------
Net asset value, beginning of period.........           $ 5.85          $7.50        $10.00
                                                -------------------------------------------
Income From Investment Operations
Net investment loss(b)(c)....................             (.10)          (.28)         (.26)
Net realized and unrealized gain (loss) on
  investment transactions....................              .50          (1.37)        (2.24)
                                                -------------------------------------------
Net increase (decrease) in net asset
  value from operations............. ........              .40          (1.65)        (2.50)
                                                -------------------------------------------
Net asset value, end of period...............           $ 6.25          $5.85        $ 7.50
                                                -------------------------------------------
Total Return
Total investment return based on net
  asset value(d)                                          6.84%        (22.00)%      (25.00)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)....             $608           $639          $931
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements....             3.95%(e)       3.96%         4.53%(e)
  Expenses, net of waivers/reimbursements,
    excluding interest expense...............             3.95%(e)       3.95%         3.95%(e)
  Expenses, before waivers/reimbursements....            17.92%(e)      14.02%        15.90%(e)
  Net investment loss, net of
    waivers/reimbursements...................            (3.57)%(e)     (3.79)%       (3.87)%(e)
Portfolio turnover rate......................               96%           168%          160%


(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) Net of expenses waived by the Adviser.
(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.
(e) Annualized.


--------------------------------------------------------------------------------
        ALLIANCEBERNSTEIN SELECT INVESTOR SERIES SMALL CAP GROWTH PORTFOLIO o 23

BOARD OF DIRECTORS

John D. Carifa, Chairman and President
Ruth Block (1)
David H. Dievler (1)
John H. Dobkin (1)
William H. Foulk, Jr. (1)
Clifford L. Michel (1)
Donald J. Robinson (1)

OFFICERS
Bruce K. Aronow, Vice President
Thomas Bardong, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller


Custodian
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Distributor
AllianceBernstein Investment
Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel
Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036-2798

Transfer Agent
Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-free (800) 221-5672


(1) Member of the Audit Committee.


--------------------------------------------------------------------------------
24 o ALLIANCEBERNSTEIN SELECT INVESTOR SERIES SMALL CAP GROWTH PORTFOLIO

ALLIANCEBERNSTEIN FAMILY OF FUNDS


U.S. Growth Funds
Growth Fund
Health Care Fund
Mid-Cap Growth Fund
Premier Growth Fund
Quasar Fund
Technology Fund

Value Funds
Disciplined Value Fund
Global Value Fund
Growth & Income Fund
International Value Fund
Real Estate Investment Fund
Small Cap Value Fund
Utility Income Fund
Value Fund

Blended Style Series
U.S. Large Cap Portfolio

Global & International Stock Funds
All-Asia Investment Fund
Global Small Cap Fund
Greater China '97 Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

Select Investor Series
Biotechnology Portfolio
Premier Portfolio
Small Cap Growth Portfolio
Technology Portfolio

Taxable Bond Funds
Americas Government Income Trust
Corporate Bond Portfolio
Emerging Market Debt Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
U.S. Government Portfolio

Tax-Exempt Bond Funds
National
Intermediate Diversified
Insured National
Arizona
California
Intermediate California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Intermediate New York
Ohio
Pennsylvania
Virginia

Asset Allocation Funds
Balanced Shares
Conservative Investors Fund
Growth Investors Fund

Closed-End Funds
All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II


AllianceBernstein also offers AllianceBernstein Exchange Reserves, which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

To obtain a prospectus for any AllianceBernstein fund, call your investment professional, or call AllianceBernstein at (800) 227-4618 or visit our web site at www.alliancebernstein.com.


--------------------------------------------------------------------------------
        ALLIANCEBERNSTEIN SELECT INVESTOR SERIES SMALL CAP GROWTH PORTFOLIO o 25

AllianceBernstein Select Investor Series
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672


[LOGO] ALLIANCEBERNSTEIN
       Investment Research and Management


SM This service mark used under license from the owner, Alliance Capital Management L.P.


SISSCSR0403



ITEM 2.  CODE OF ETHICS.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.  EXHIBITS.

The following exhibits are attached to this Form N-CSR:

         Exhibit No.      DESCRIPTION OF EXHIBIT

         10 (b) (1)       Certification of Principal Executive Officer Pursuant
                          to Section 302 of the Sarbanes-Oxley Act of 2002

         10 (b) (2)       Certification of Principal Financial Officer Pursuant
                          to Section 302 of the Sarbanes-Oxley Act of 2002

         10 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Select Investor Series, Inc.

By:      /s/John D. Carifa
         ---------------------------------
         John D. Carifa
         President

Date:  June 30, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/John D. Carifa
         ---------------------------------
         John D. Carifa
         President

Date:  June 30, 2003

By:      /s/Mark D. Gersten
         -------------------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:  June 30, 2003